COST OF SALES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about cost of sales [Line Items]
Site operating costs	$ 1,344	$ 1,239	$ 2,667	$ 2,390
Depreciation expense	480	476	975	936
Royalty expense	104	127	220	247
Community relations	9	8	16	16
Cost of sales	1,937	1,850	3,878	3,589
Inventory write-down	1	31	14	31
Gold
Disclosure of detailed information about cost of sales [Line Items]
Site operating costs	1,244	1,163	2,452	2,231
Depreciation expense	413	438	858	857
Royalty expense	88	95	189	183
Community relations	8	7	15	14
Cost of sales	1,753	1,703	3,514	3,285
Copper
Disclosure of detailed information about cost of sales [Line Items]
Site operating costs	100	76	215	159
Depreciation expense	59	34	103	72
Royalty expense	16	32	31	64
Community relations	1	1	1	2
Cost of sales	176	143	350	297
Other
Disclosure of detailed information about cost of sales [Line Items]
Site operating costs	0	0	0	0
Depreciation expense	8	4	14	7
Royalty expense	0	0	0	0
Community relations	0	0	0	0
Cost of sales	$ 8	$ 4	$ 14	$ 7